Fees Summary	Apr. 01, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 500,000.00
Previously Paid Amount	0.00
Total Fee Amount	76.55
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 76.55
Narrative - Max Aggregate Offering Amount | shares	50,000,000
Final Prospectus	true